Balance Sheet Details (Details) - Schedule of allowance for doubtful accounts - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance, January 1	$ 267	$ 388	$ 388
Charges to expense	78	27	(11)	$ (70)	$ (80)
Foreign currency translation	(24)	(46)	(6)	12	$ 1
Ending balance	$ 321	$ 369	$ 267	$ 388